Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of short-term debt	Short-term debt consists of the following at year-end:

	2023	2022
Bank overdrafts	$31	$—
Short-term bank loans	29,502	267
Short-term notes	—	51
Total	$29,533	$318